Income Taxes - Reconciliation (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of federal statutory income tax rate to the Company's effective income tax rate
Expected income tax benefit at the federal statutory rate	21.00%	34.00%
State taxes, net of federal benefit	6.50%	6.50%
Research and development credit, net	7.20%	4.70%
Non-deductible items	(2.20%)	(5.30%)
Prior year provision to return adjustments	(7.70%)	4.10%
Tax rate reduction due to the Tax Act		(15.6)
Other	0.30%	(2.90%)
Change in valuation allowance	(25.10%)	(25.50%)
Maximum
Reconciliation of federal statutory income tax rate to the Company's effective income tax rate
Expected income tax benefit at the federal statutory rate		35.00%